Loans and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Loans and other liabilities
Schedule of components of loans and other liabilities
(a)	The loans and other liabilities are as follows:
	2022	2021
	US $ in millions
Non-current liabilities
Loans from financial institutions	25.0	35.2
Loan from shipyard		56.6
Other loans and liabilities	53.2	29.0
Derivative instrument	13.7
	91.9	120.8

Current liabilities
Current portion of loans from financial institution	10.0	13.6
Current portion of other loans and liabilities	33.1	10.6
	43.1	24.2

Short-term borrowings	53.0	106.5
	96.1	130.7

Schedule of terms and debt repayment schedule of outstanding loans
Terms and conditions of outstanding loans are as follows:

	December 31, 2022
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount
				US $ in millions
Long-term loans	US$	(*)7.6%	2023-2030	119.4	119.4
Long-term liabilities	US$		2023-2032	15.6	15.6
Short-term credit from banks (3)	US$	5.9%	2023	53.0	53.0
				188.0	188.0

	December 31, 2021
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount
				US $ in millions
Long-term loans:
Tranche E (1)	US$	8.7%	2026	74.7	56.6
Other	US$	(*)6.6%	2022-2026	86.3	86.3
Long-term liabilities	US$		2022	2.1	2.1
Short-term credit from banks (3)	US$	2.4%	2022	106.5	106.5
				269.6	251.5

(*)Weighted average.

Schedule of movement in liabilities deriving from financing activities
	Loans and other Liabilities	Lease Liabilities
Balance as at January 1, 2022	251.5	3,071.7

Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities	59.2
Repayment of borrowings and lease liabilities	(92.2)	(1,357.2)
Change in short-term loans	(53.5)

Additional Leases		2,207.0
Modifications		241.2
Other Changes (*)	23.0	(3.2)
Balance as at December 31, 2022	188.0	4,159.5
(*) Mainly includes revaluation of derivative and adjustments in respect of estimated cashflows.
	Loans and other liabilities
	Loans and other Liabilities	Debentures	Lease Liabilities
Balance as at January 1, 2021	234.3	423.7	1,174.0

Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities	50.0
Repayment of borrowings and lease liabilities	(19.7)	(433.8)	(737.8)
Change in short-term loans	(16.0)

Additional Leases			1,779.7
Modifications			864.0
Other Changes (*)	2.9	10.1	(8.2)
Balance as at December 31, 2021	251.5		3,071.7
(*) Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.